PROPERTY, FURNITURE AND EQUIPMENT, NET (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in property, plant and equipment [abstract]
Balance Begining	S/ 1,551,703	S/ 1,671,441
Balance Ending	1,509,492	1,551,703	S/ 1,671,441
Net carrying amount	1,509,492	1,551,703	1,671,441
Land [Member]
Changes in property, plant and equipment [abstract]
Balance Ending	421,639
Net carrying amount	421,639
Buildings and other constructions [member]
Changes in property, plant and equipment [abstract]
Balance Ending	524,191
Net carrying amount	524,191
Installations [member]
Changes in property, plant and equipment [abstract]
Balance Ending	166,450
Net carrying amount	166,450
Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Ending	105,352
Net carrying amount	105,352
Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Ending	64,019
Net carrying amount	64,019
Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Ending	50,400
Net carrying amount	50,400
Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Ending	177,441
Net carrying amount	177,441
Accumulated depreciation and amortization [member]
Changes in property, plant and equipment [abstract]
Balance Begining	1,857,666	1,784,001	1,671,575
Depreciation for the year	178,895	182,845	177,623
Disposals and others	(41,827)	(109,180)	(65,197)
Balance Ending	1,994,734	1,857,666	1,784,001
Net carrying amount	1,857,666	1,857,666	1,784,001
Accumulated depreciation and amortization [member] | Land [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	0
Depreciation for the year	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	0	0
Accumulated depreciation and amortization [member] | Buildings and other constructions [member]
Changes in property, plant and equipment [abstract]
Balance Begining	577,458
Depreciation for the year	31,123
Disposals and others	7,144
Balance Ending	615,725	577,458
Net carrying amount	577,458	577,458
Accumulated depreciation and amortization [member] | Installations [member]
Changes in property, plant and equipment [abstract]
Balance Begining	397,485
Depreciation for the year	45,624
Disposals and others	(18,110)
Balance Ending	424,999	397,485
Net carrying amount	397,485	397,485
Accumulated depreciation and amortization [member] | Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Begining	465,600
Depreciation for the year	53,993
Disposals and others	(9,886)
Balance Ending	509,707	465,600
Net carrying amount	465,600	465,600
Accumulated depreciation and amortization [member] | Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Begining	0
Depreciation for the year	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	0	0
Accumulated depreciation and amortization [member] | Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Begining	105,767
Depreciation for the year	14,712
Disposals and others	(12,271)
Balance Ending	108,208	105,767
Net carrying amount	105,767	105,767
Accumulated depreciation and amortization [member] | Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	311,356
Depreciation for the year	33,443
Disposals and others	(8,704)
Balance Ending	336,095	311,356
Net carrying amount	336,095	311,356
Cost [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	3,409,369	3,455,442	3,447,017
Additions	143,851	110,151	148,426
Transfers	0	0	0
Disposals and others	(48,994)	(156,224)	(140,001)
Balance Ending	3,504,226	3,409,369	3,455,442
Net carrying amount	3,409,369	3,409,369	S/ 3,455,442
Cost [Member] | Land [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	402,064
Additions	7,374
Transfers	56
Disposals and others	12,145
Balance Ending	421,639	402,064
Net carrying amount	402,064	402,064
Cost [Member] | Buildings and other constructions [member]
Changes in property, plant and equipment [abstract]
Balance Begining	1,115,536
Additions	6,952
Transfers	4,685
Disposals and others	12,743
Balance Ending	1,139,916	1,115,536
Net carrying amount	1,115,536	1,115,536
Cost [Member] | Installations [member]
Changes in property, plant and equipment [abstract]
Balance Begining	580,847
Additions	9,391
Transfers	37,758
Disposals and others	(36,547)
Balance Ending	591,449	580,847
Net carrying amount	580,847	580,847
Cost [Member] | Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Begining	558,902
Additions	50,457
Transfers	13,839
Disposals and others	(8,139)
Balance Ending	615,059	558,902
Net carrying amount	558,902	558,902
Cost [Member] | Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Begining	88,632
Additions	41,676
Transfers	(50,327)
Disposals and others	(15,962)
Balance Ending	64,019	88,632
Net carrying amount	88,632	88,632
Cost [Member] | Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Begining	167,031
Additions	8,253
Transfers	(9,379)
Disposals and others	(7,297)
Balance Ending	158,608	167,031
Net carrying amount	167,031	167,031
Cost [Member] | Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	496,357
Additions	19,748
Transfers	3,368
Disposals and others	(5,937)
Balance Ending	513,536	496,357
Net carrying amount	S/ 496,357	S/ 496,357